Income Taxes - Schedule of Material Jurisdictions (Details)	12 Months Ended
Dec. 31, 2024
United States [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2021
Latest open year	2024
Singapore [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2021
Latest open year	2024
Japan [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2014
Latest open year	2024
Mainland China [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2021
Latest open year	2024
Hong Kong [Member]
Schedule of Material Jurisdictions [Line Items]
Earliest open year	2017
Latest open year	2024